Basis of preparation and significant changes in the current reporting period - Reconciliation net result under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Net Result Eu Ifrs And Iasb Ifrs [abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 3,358	€ 3,746
Adjustment of the IFRS-EU IAS 39 carve-out	1,512	(770)
Tax effect of the adjustment	(414)	230
Effect of adjustment after tax	1,099	(540)
Shareholders of the parent	€ 4,456	€ 3,206